Document and Entity Information	Jan. 15, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	FORTRESS CAPITAL ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39887
Entity Tax Identification Number	98-1554815
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001823733
Ordinary Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FCAX
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FCAX WS
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one redeemable warrant
Trading Symbol	FCAX.U
Security Exchange Name	NYSE